Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
8. Goodwill and Intangible Assets
Goodwill
As of December 31, 2021, the Company had goodwill of $30.0 million related to the acquisitions of UltraCell, SerEnergy, and FES, which is analyzed as follows:
December 31, 2021
Goodwill on acquisition of UltraCell (Note 3b)	$631,372
Goodwill on acquisition of SerEnergy and FES (Note 3c)	29,399,126
Total goodwill	$30,030,498
The Company performed a qualitative analysis for fiscal year 2021 and determined that there was no impairment of goodwill.
Intangible Assets
Information regarding our intangible assets including assets recognized from our acquisitions is as follows:
Amounts in $	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Indefinite-lived intangible assets:
Trade name “UltraCell”	$405,931	$—	$405,931
Total indefinite-lived intangible assets	$405,931	$—	$405,931
Finite-lived intangible assets:
Patents	21,221,228	(945,175)	20,276,053
Process know-how (IPR&D)	2,612,000	(146,701)	2,465,299
Order backlog	266,000	(89,638)	176,362
Software	121,505	(101,564)	19,941
Total finite-lived intangible assets	$24,220,733	$(1,283,078)	$22,937,655
Total intangible assets	$24,626,664	$(1,283,078)	$23,343,586
The Company recorded indefinite-lived intangible assets of $0.4 million related to the trade name UltraCell. The Company performed a qualitative analysis for fiscal year 2021 and determined that there was no impairment to the indefinite-lived intangible assets.
The Company also recorded $22.9 million (net carrying amount) of amortizing intangible assets, most of which were in connection with the Company’s acquisitions of UltraCell, SerEnergy, and FES. The amortizing intangible assets consist of patents, process know-how (IPR&D), order backlogs, and software which are amortized over 10 years, 6 years, 1 year, and 5 years respectively. The amortization expense for the intangible assets for the year ended December 31, 2021 was $1.2 million.
Amortization expense is recorded on a straight-line basis. Assuming constant foreign currency exchange rates and no change in the gross carrying amount of the intangible assets, future amortization expense related to the Company’s intangible assets subject to amortization as of December 31, 2021 is expected to be as follows:
Fiscal Year Ended December 31,
2022	$2,737,806
2023	2,561,444
2024	2,561,444
2025	2,561,444
2026	2,561,444
Thereafter	9,954,073
Total	$22,937,655